Accounts Receivable-Trade - Components of Accounts Receivable (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Billed	$ 3,552,184	$ 5,175,395
Unbilled	1,755,439	1,873,376
Other	235,469	10,864
Accounts Receivable, Gross, Total	5,543,092	7,059,635
Less: allowance for doubtful accounts	(134,811)	0
Accounts Receivable, Net, Total	$ 5,408,281	$ 7,059,635